Equity	6 Months Ended
Jun. 30, 2018
Shareholders' equity
Equity

11.   Equity

In the six-month periods ended June 30, 2018 and 2017 there were no quantitative or qualitative changes in the Group's equity other than those indicated in the condensed consolidated statements of changes in total equity.

a)	Capital

As a result of the acquisition of Banco Popular mentioned in Note 2, and in order to strengthen and optimize the Bank's equity structure to provide adequate coverage of the acquisition, the Group, on July 3, 2017, reported on the agreement of the executive committee of Banco Santander to increase the capital of the Bank by EUR 729 million by issuing and putting into circulation 1,458,232,745 new ordinary shares of the same class and series as the shares currently in circulation and with preferential subscription rights for the shareholders. The corresponding public deed of capital increase was granted on July 7, 2017. The issue of new shares was carried out at a nominal value of fifty euro cents (EUR 0.50) plus a premium of EUR 4.35 per share, so the total issue rate of the new shares was EUR 4.85 per share and the total effective amount of the capital increase (including nominal and premium) of EUR 7,072 million.

Each outstanding share had been granted a preferential subscription right during the preferential subscription period that took place from July 6 to 20, 2017, where 10 preferential subscription rights were required to subscribe 1 new share.

By public deed dated November 7, 2017, a capital increase was released in the amount of 48 million euros, through which the Santander Dividendo Elección program was implemented, through the issuance of 95,580,136 shares (0.6% of the share capital).

As of December 31, 2017 and June 30, 2018, the Bank's capital stock was represented by 16,136,153,582 shares, with a nominal amount of EUR 8,068 million, in both cases.

b)	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	Millions of euros
	06-30-2018	12-31-2017
	(IFRS 9) (*)	(IAS 39)
Other comprehensive income accumulated	(23,885)	(21,776)
Items not reclassified to profit or loss	(2,751)	(4,034)
Actuarial gains or losses on defined benefit pension plans	(3,366)	(4,033)
Non-current assets and disposable groups of items that have been classified as held for sale	—	—
Share in other recognized income and expenses of investments in joint ventures and associates	—	(1)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	646
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income [item hedged]	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income [hedging instrument]	—
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(31)
Items that may be reclassified to profit or loss	(21,134)	(17,742)
Hedge of net investments in foreign operations (effective portion)	(4,018)	(4,311)
Exchange differences	(17,934)	(15,430)
Hedging derivatives. Cash flow hedges (effective portion)	92	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,037
Coverage instruments (items not designated)	—
Financial assets available for sale		2,068
Debt instruments		1,154
Equity instruments		914
Non-current assets held for sale	—	—
Share in other income and expenses recognized in investments in joint ventures and associates	(311)	(221)

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

c)  Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans

The changes in the balance of Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans include the actuarial gains or losses generated in the period and the return on plan assets, less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset). Its variation is shown in the condensed consolidated statement of recognized income and expense.

During the first six months of 2018 actuarial gains on defined benefit pension plans amounts to EUR 981 million, which main impacts are:

-

Decrease of EUR 603 million in the accumulated actuarial losses corresponding to the Group's business in United Kingdom, mainly due to the gains because of the variation of the discount rate (increase from 2.49% to 2.74%), likewise the evolution of the inflation (decrease from 3.15% to 3.07%).

-

Decrease of EUR 155 million in the accumulated actuarial losses corresponding to the Group’s business in Brazil, mainly due to the variation of the discount rate (increase from 9.53% to 10.12% for the pension plans and from 9.65% to 10.17% for the health insurance).

-	Decrease of EUR 126 million in the accumulated actuarial losses corresponding to the Group’s business in Spain, mainly due to the variation of the discount rate (increase from 1.40% to 1.75%).

Likewise, the differences in the cumulative actuarial gains and losses account for a decrease of EUR 97 million as a consequence of the evolution of exchange rates and other effects, mainly in Brazil (depreciation of the real).

d)	Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income

Includes the net amount of unrealized fair value changes in equity instruments at fair value with changes in other comprehensive income.

Below is a breakdown of the composition of the balance as of June 30, 2018 (IFRS 9) under "Other comprehensive income" - Items that cannot be reclassified to profit or loss - Changes in the fair value of debt equity measured at fair value with changes in other comprehensive income depending on the geographical origin of the issuer:

	Millions of euros
	06-30-18 (*)
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value

Equity instruments
Domestic
Spain	31	(225)	(194)	511
International
Rest of Europe	147	(76)	71	560
United States	13	—	13	75
Latin America and rest	764	(8)	756	1,620
	955	(309)	646	2,766
Of which:
Listed	863	(24)	839	2,005
Unlisted	92	(285)	(193)	761

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

e)     Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences

Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.

Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.

The net variation of both headings recognized during the first semester of 2018, recorded in the condensed consolidated statement of recognized income and expenses, reflects the effect generated by the recognized depreciation of the currencies, mainly from Brazilian reais and Argentine peso. From this variation, an approximate loss of EUR 603 million corresponds to the valuation at the closing exchange rate of goodwill of the semester (Note 8).

f)     Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income

Includes the net amount of unrealized fair value changes in debt instruments at fair value through other comprehensive income.

Below is a breakdown of the composition of the balance as of June 30, 2018 (IFRS 9) and December 31, 2017 (IAS 39) under "Other comprehensive income" - Items that can be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	Millions of euros
	06-30-18 (*)				12-31-17
			Net				Net
			revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government and central banks debt instruments
Spain	802	(3)	799	41,153	660	(25)	635	48,217
Rest of Europe	345	(8)	337	16,307	306	(24)	282	20,244
Latin America and rest of the world	274	(239)	35	40,442	404	(129)	275	39,132
Private-sector debt instruments	75	(208)	(133)	20,163	90	(128)	(38)	20,888
	1,496	(458)	1,038	118,065	1,460	(306)	1,154	128,481

Equity instruments
Domestic
Spain	—	—	—	—	5	(2)	3	1,373
International
Rest of Europe	—	—	—	—	166	(2)	164	979
United States	—	—	—	—	14	(5)	9	560
Latin America and rest	—	—	—	—	744	(6)	738	1,878
	—	—	—	—	929	(15)	914	4,790
Of which:
Listed	—	—	—	—	828	(5)	823	2,900
Unlisted	—	—	—	—	101	(10)	91	1,890
	—	—	—	—	2,389	(321)	2,068	133,271

(*) See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).